General and Administrative Expenses	12 Months Ended
Dec. 31, 2022
General and Administrative Expenses.
General and Administrative Expenses

7.General and Administrative Expenses

General and administrative expenses consist of the following:

In € thousand	2022	2021	2020
Share listing expense	—	111,109	—
Professional services	28,851	70,380	8,483
Salaries and social security	30,187	35,395	20,926
IT and communication expense	20,374	12,391	2,255
Depreciation/amortization	1,816	1,870	1,289
Insurances	6,457	1,698	73
HR related expenses (training, recruitment)	1,466	1,617	1,026
Other administrative expenses	4,736	4,633	1,354
Total administrative expenses	93,887	239,093	35,406

Professional services are related to general legal and tax advice, external contractors, consultants, audit expense, staff lease and bookkeeping services. In 2022, professional services expenses are partially reduced by €4,435 thousand (2021: €5,438 thousand expense; 2020: nil) in relation to a reduction of the fair value of the JSOP (note 22). In 2021, professional services included Lilium’s consulting and legal fees in relation to the Reorganization which are not capitalizable, investor relations costs not deducted from capital reserves (in total €33,127 thousand), and €13,030 thousand for the issue of Azul Warrants (see note 22).

Expenses for salaries and social security include employee remunerations, benefits and share-based payment awards recognized from the Group’s share-based payment award programs (note 22).

IT and communication expense relate to ongoing ERP costs and other IT maintenance and development costs for general tools used by all functions in the Group. In 2022, these expenses include €13,527 thousand (2021: €6,590 thousand; 2020: nil) incurred for a cloud-based data analytics tool.

Insurance expenses mainly due to Directors & Officers liability insurance.

Other administrative expenses include occupancy costs, travel expenses, membership fees and other operating expenses.

In 2021 the share listing expense was the fair value of the shares issued by Lilium N.V. in excess of the net assets acquired from Qell as a result of the Reorganization (see note 1 for details).